Inventories	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Inventories

(5) Inventories

Inventories consisted of the following:

	December 31,2015		December 31,2014
	RMB	US$	RMB
Raw materials	16,819	2,596	13,221
Work-in-progress	1,667	258	1,873
Finished goods	15,483	2,390	14,429
Consumables and spare parts	611	94	622
Allowance for obsolescence	(5,006)	(773)	(6,111)
	29,574	4,565	24,034